Supplement to
Fidelity's Targeted International Equity Funds®
February 24, 2009
Prospectus

Fidelity® Europe Fund, Fidelity Japan Fund, and Fidelity Southeast Asia Fund are comprised of multiple classes of shares. References to each fund are deemed to include class where applicable.

Ronald Port no longer serves as Portfolio Manager of Nordic. All references to Mr. Port in the "Fund Management" section beginning on page 30 are no longer applicable.

The following information replaces similar information found in the "Fund Management" section beginning on page 30.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Canada, Emerging Markets, Europe, Europe Capital Appreciation, and Nordic. FMRC may provide investment advisory services for China Region, Japan, Japan Smaller Companies, Latin America, Pacific Basin, and Southeast Asia.

  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for each fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Melissa Reilly is manager of Europe, Europe Capital Appreciation, and Nordic, which she has managed since November 2008, May 2007, and May 2009, respectively. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2004, Ms. Reilly worked for Putnam Investments as a research analyst, senior vice president and portfolio manager from 1999 until 2004.

TIF-09-03 June 26, 2009
1.483702.164

Supplement to the

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund, Fidelity China Region Fund, Fidelity Europe Fund,
Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund,
Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

February 24, 2009

Fidelity Europe Fund and Fidelity Japan Fund are comprised of multiple classes of shares. References to each fund are deemed to include class where applicable.

The following information replaces similar information for Ronald Port found in the "Management Contracts" section beginning on page 43.

Melissa Reilly is the portfolio manager of Nordic Fund and receives compensation for her services. As of May 31, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of Ms. Reilly's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Nordic Fund is based on the fund's pre-tax investment performance against the FTSE World Nordic Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

TIFB-09-02 June 26, 2009
1.467593.138

The following table provides information relating to other accounts managed by Ms. Reilly as of May 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 3,425	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,058	none	none

* Includes Nordic ($ 293 (in millions) assets managed).

As of May 31, 2009, the dollar range of shares of Nordic Fund beneficially owned by Ms. Reilly was none.

Supplement to the
Fidelity® Series Emerging Markets Fund
October 5, 2008
Prospectus

Fidelity Series Emerging Markets Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective February 27, 2009, John Hynes no longer serves as a co-manager of Fidelity Series Emerging Markets Fund and all references to Mr. Hynes in the "Fund Management" section on page 13 are no longer applicable.

ILF-09-02 June 26, 2009
1.895215.101

Supplement to the

Fidelity® Series Emerging Markets Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 5, 2008

Fidelity Series Emerging Markets Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective February 27, 2009, John Hynes no longer serves as a co-manager of Fidelity Series Emerging Markets Fund and all references to Mr. Hynes in the "Management Contract" section beginning on page 30 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

Sub-Adviser - FMR Japan. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR Japan. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

ILFB-09-02 June 26, 2009
1.881205.102

Supplement to the

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund,
Fidelity Latin America Fund, and Fidelity Southeast Asia Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

February 24, 2009

Fidelity Southeast Asia Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces similar information for Brent Bottamini found in the "Management Contract" section beginning on page 38. All references to Mr. Bottamini are no longer applicable.

Adam Kutas is the portfolio manager of Latin America and receives compensation for his services. As of February 28, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Latin America is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets - Latin America Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

EMEB-09-02 June 26, 2009
1.881199.102

The following table provides information relating to other accounts managed by Mr. Kutas as of February 28, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,092	none	$ 52
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Latin America ($1,952 (in millions) assets managed).

As of February 28, 2009, the dollar range of shares of Latin America beneficially owned by Mr. Kutas was none.